Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities
Other liabilities

20. Other liabilities

	12/31/2020	12/31/2019

Interest on prepayment for assignment of receivables	—	5,207
Client resources	9,698	—
Accounts payable to purchasers	1,087	—
Advance of clients	2,426	1,590
Post-employment benefit	1,619	1,311
Installment payment of taxes and contribution	320	619
Other (**)	12,479	5,691
Total (*)	27,629	14,518

Current liabilities	19,482	9,549
Non-current liabilities	8,147	4,869

(*)  The amounts presented include R$ 10,857  (R$ 5,266 on December 31, 2019) related to Linx Pay Meios de Pagamentos Ltda and its subsidiaries.

(**) Corresponds substantially to other liabilities of Napse in the amount of R$ 2,384 (R$ 3,584 as of December 31, 2019) and various advances to Linx Sistemas in the amount of R$ 6,145 (R$ 54 as of December 31, 2019).